Income Tax Expense and Deferred Taxes - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized deferred tax assets
Tax losses	$ 167,030	$ 164,100
Other deductible temporary differences	11,253	9,968
Total unrecognized deferred tax assets	$ 178,283	$ 174,068